TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS	12 Months Ended
Dec. 31, 2021
TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS

21.	TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS

	2021	2020
Current
ICMS	124	112
COFINS (1)	166	184
PIS/PASEP (1)	36	41
INSS	36	29
Others (2)	166	140
	528	506

Non-current
COFINS (1)	281	216
PIS/PASEP (1)	61	47
	342	263
	870	769

Amounts to be refunded to customers
Current
PIS/PASEP and COFINS	704	448
Non-current
PIS/PASEP and COFINS	2,319	3,570
	3,023	4,018

(1)	Includes Cofins and PIS/Pasep recognized in current liability includes the deferred taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see Note 15.
(2)	This includes the withholding income tax on Interest on equity declared on June 29, 2021. This payment was made in July 2021, in accordance with the tax legislation.

The amounts of PIS/Pasep and Cofins taxes to be refunded to customers refer to the credits to be received by the Cemig D following the extinction of the ICMS value added tax within the taxable amount for calculation of those taxes, in amount of R$2,836, as described in Note 9 (a). Until December 2021, a total of R$1,583, has been reimbursed to clients.

The Cemig D has a liability corresponding to the credits to be refunded to its customers, which comprises the period of the 10 years, from June 2009 to May 2019, net of PIS/Pasep and Cofins taxes over monetary updating.

The Company started the reimbursement of the amounts to its customers, as follows:

▪	On August 18, 2020, Aneel ratified the inclusion into the tariff adjustment for 2020 of a negative financial component of R$714, in effect from August 19, 2020 to May 27, 2021 – this corresponds to the release of the escrow funds following final judgment in Company’s favor against which there is no further appeal.

▪	On May 25, 2021, Aneel ratified incorporation into the 2021 tariff adjustment, in effect from May 28, 2021 to May 27, 2022, of the negative financial component of R$1,573, corresponding to the total amount of the credits offset and received when the escrow deposit was released. There are more details on the credits in Note 8b to these financial statements. See Note 14.4 for more information on the Cemig D tariff adjustment.

Although the definitive criteria for the refunding of PIS/Pasep and Cofins taxes to customers are pending, awaiting conclusion of discussions with Aneel and the mechanisms and criteria for reimbursement.

Additionally, as per Note 9 (a), the subsidiary Gasmig recognized the amounts of the PIS/Pasep and Cofins taxes credits over ICMS for the periods covered by the legal action that argues this matter, in the amount of R$224. In the absence of a court judgment against which there is no further appeal, the subsidiary recorded a liability in the amount of R$187, corresponding to the amounts to be refunded to its customers, based on 10 years period, from the date of the end of the quarter. The 10 years period refers to the maximum amount possibly subject to restitution, to be validated after complementary analyses of the court decisions that will be issued, and the legislation in effect when the case was ruled against which there is no further appeal.